Warrants	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Warrants [Abstract]
Disclosure of Warrants
25.	Warrants

During 2016, the Group issued warrants, which are linked to the $20 million of promissory notes issued in 2016, which were subsequently repaid in 2017.

Date of issue	Number of shares	Warrant price	Expiration date
October 3, 2016	122,935	$6.15	12 years from issue date
August 1, 2016	33,530	$6.15	12 years from issue date
December 23, 2016	33,530	$6.15	12 years from issue date

In the year ending December 31, 2019, all warrants above were exercised.